                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



February 15, 2001


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2000 for your Ultra-Access surrender charge free variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following nine fund companies offer subaccounts in the Ultra-Access surrender charge free variable annuity policy:

 .    Fred Alger Management, Inc.             .    Zurich Scudder Investments
 .    Federated Investors, Inc.               .    T. Rowe Price
 .    Fidelity Investments                    .    Pioneer
 .    Massachusetts Financial Services        .    Deutsche Asset Management
     (MFS)
 .    Universal Institutional Funds, Inc

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Christine Buggy
First Vice President, Marketing Support Services
United of Omaha Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The annual reports of The Alger American Fund, dated December 31, 2000, that were filed with the Securities and Exchange Commission (the "Commission") on February 27, 2001 (File No. 811-05550).

2. The annual reports of the Federated Insurance Series dated December 31, 2000, that were filed with the Commission on February 12, 2001 (File No. 811-08042).

3. The annual reports of the Fidelity Variable Insurance Products Fund II, dated December 31, 2000, that were filed with the Commission on February 26, 2001 (File No. 811-05511).

4. The annual reports of the MFS Variable Insurance Trust, dated December 31, 2000, that were filed with the Commission on February 14, 2001 (File No. 811-08326).

5. The annual reports of The Universal Institutional Funds, Inc. dated December 31, 2000, that were filed with the Commission on March 5, 2001 (File No. 811-07607).

6. The annual report of the Scudder Variable Life Investment Fund dated December 31, 2000, that was filed with the Commission on March 2, 2001 (File No. 811-04257).

7. The annual reports of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio, each dated December 31, 2000, that were filed with the Commission on February 27, 2001 (File No. 811-07143).

8. The annual report of T. Rowe Price New American Growth Portfolio dated December 31, 2000 that was filed with the Commission on February 26, 2001 (File No. 811-07143).

9. The annual report of T. Rowe Price Limited Term Bond Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07153).

10. The annual report of T. Rowe Price International Stock Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07145).

11. The annual report of Pioneer Variable Contracts Trust dated December 31, 2000, that was filed with the Commission on March 2, 2001 (File No. 811-08786).

12. The annual reports of Deutsche Asset Management, dated December 31, 2000, that were filed with the Commission on February 23, 2001 (File No. 811-07507).

                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



February 15, 2001


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2000 for your Ultrannuity Series V variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following nine fund companies offer subaccounts in the Ultrannuity Series V variable annuity:

 .    Fred Alger Management, Inc              .    Zurich Scudder Investments
 .    Federated Investors, Inc.               .    T. Rowe Price
 .    Fidelity Investments                    .    Pioneer
 .    Massachusetts Financial Services        .    Deutsche Asset Management
     (MFS)
 .    Universal Institutional Funds, Inc

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Christine Buggy
First Vice President, Marketing Support Services
United of Omaha Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The annual reports of The Alger American Fund, dated December 31, 2000, that were filed with the Securities and Exchange Commission (the "Commission") on February 27, 2001 (File No. 811-05550).

2. The annual reports of the Federated Insurance Series dated December 31, 2000, that were filed with the Commission on February 12, 2001 (File No. 811-08042).

3. The annual reports of the Fidelity Variable Insurance Products Fund II, dated December 31, 2000, that were filed with the Commission on February 26, 2001 (File No. 811-05511).

4. The annual reports of the MFS Variable Insurance Trust, dated December 31, 2000, that were filed with the Commission on February 14, 2001 (File No. 811-08326).

5. The annual reports of The Universal Institutional Funds, Inc. dated December 31, 2000, that were filed with the Commission on March 5, 2001 (File No. 811-07607).

6. The annual report of the Scudder Variable Life Investment Fund dated December 31, 2000, that was filed with the Commission on March 2, 2001 (File No. 811-04257).

7. The annual reports of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio, each dated December 31, 2000, that were filed with the Commission on February 27, 2001 (File No. 811-07143).

8. The annual report of T. Rowe Price New American Growth Portfolio dated December 31, 2000 that was filed with the Commission on February 26, 2001 (File No. 811-07143).

9. The annual report of T. Rowe Price Limited Term Bond Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07153).

10. The annual report of T. Rowe Price International Stock Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07145).

11. The annual report of Pioneer Variable Contracts Trust dated December 31, 2000, that was filed with the Commission on March 2, 2001 (File No. 811-08786).

12. The annual reports of Deutsche Asset Management, dated December 31, 2000, that were filed with the Commission on February 23, 2001 (File No. 811-07507).

                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



February 15, 2001


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2000 for your Ultrannuity Series I variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following three fund companies offer subaccounts in the Ultrannuity Series I variable annuity:

     .    Fidelity Investments
     .    Zurich Scudder Investments
     .    T. Rowe Price

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/
Christine Buggy
First Vice President, Marketing Support Services
United of Omaha Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The annual reports of the Fidelity Variable Insurance Products Fund II, dated December 31, 2000, that were filed with the Commission on February 26, 2001 (File No. 811-05511).

2. The annual report of the Scudder Variable Life Investment Fund dated December 31, 2000, that was filed with the Commission on March 2, 2001 (File No. 811-04257).

3. The annual reports of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio, each dated December 31, 2000, that were filed with the Commission on February 27, 2001 (File No. 811-07143).

4. The annual report of T. Rowe Price New American Growth Portfolio dated December 31, 2000 that was filed with the Commission on February 26, 2001 (File No. 811-07143).

5. The annual report of T. Rowe Price Limited Term Bond Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07153).

6. The annual report of T. Rowe Price International Stock Portfolio dated December 31, 2000, that was filed with the Commission on February 27, 2001 (File No. 811-07145).